NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory (Policies)	Mar. 31, 2023
March 31, 2023
Inventory

Inventory

Inventories consist of health supplements held for sale in the ordinary course of business. The Company uses the weighted average cost method to value its inventories at the lower of cost and net realizable value.  In pursuant to ASC 330-10-50-6, the components of inventory cost include raw materials, labor, and overhead.  Additionally, the weighted average cost per unit is used as a basis to determine the cost amounts removed from inventory as the aggregate number of units expected to be delivered under each order. Finally, the net realizable value is determined by using the various factors as following:  excess or slow-moving inventories (12 months or more of inventory on hand), expiration dates (within 12 months of the current reporting period), current and future product demand, production planning, and market conditions.  If any of these factors are found in the reporting period, management will review each item and determine if any additional allowances or write-offs need to be made.  A change in any of these variable’s factors could result in an adjustment to inventory.

An allowance for inventory was established in 2018 and is evaluated each quarter to determine if all items are still sellable due to the factors listed above.  As of March 31, 2023 and 2022, the total of inventory which was written off as an inventory allowance was $1,914,891 and $1,914,891.  The following are the classes held in inventory as of March 31, 2023 and 2022:

	MARCH 31,	MARCH 31,
	2023	2022
Inventory

Inventory Classes:
Raw Materials	$1,313,407	$1,571,458
Finished Goods	317,493	330,848
Work in process	23,306	106,218
Total inventory	1,654,206	2,008,524

December 31, 2022
Inventory

Inventory

Inventories consist of health supplements held for sale in the ordinary course of business. The Company uses the weighted average cost method to value its inventories at the lower of cost and net realizable value. In pursuant to ASC 330-10-50-6, the components of inventory cost include raw materials, labor, and overhead. Additionally, the weighted average cost per unit is used as a basis to determine the cost amounts removed from inventory as the aggregate number of units expected to be delivered under each order. Finally, the net realizable value is determined by using the various factors as following: excess or slow-moving inventories (12 months or more of inventory on hand), expiration dates (within 12 months of the current reporting period), current and future product demand, production planning, and market conditions. If any of these factors are found in the reporting period, management will review each item and determine if any additional allowances or write-offs need to be made. A change in any of these variable’s factors could result in an adjustment to inventory.

An allowance for inventory was established in 2018 and is evaluated each quarter to determine if all items are still sellable due to the factors listed above. As of December 31, 2022 and 2021, the total of inventory which was written off as an inventory allowance was $1,914,891 and $1,914,891. For the year-ending 2022, the allowance for inventory stayed the same due to not writing off any expiring inventory. In 2022, the $96,811 classified as an inventory write off was from inventory shrinkage and not from inventory expiration, therefore we did not increase the inventory allowance. For the year-ending 2021, the allowance for inventory was increased by $22,883 due to some expiring inventory. The following are the classes held in inventory as of December 31, 2022 and 2021:

	DECEMBER 31,	DECEMBER 31,
	2022	2021
Inventory

Inventory Classes:
Raw Materials	$1,483,764	$1,757,808
Finished Goods	310,600	194,490
Work in process	24,764	5,668
Total inventory	1,819,128	1,957,966